ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) property	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) property	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)
Real Estate [Line Items]
Number of held-for-sale assets sold			1	2
Assets held-for-sale	$ 645,000	$ 200,000	$ 200,000	$ 200,000	$ 0
Gains (losses) from sale of assets held-for-sale	11,600,000	0			0
Liabilities held-for-sale	0	0	0	0
Actively marketed property	31,007,000	50,364,000	50,364,000	50,364,000	$ 0
Hawaii Land
Real Estate [Line Items]
Gains (losses) from sale of assets held-for-sale	2,500,000	0
Actively marketed property	$ 20,700,000	2,400,000	2,400,000	$ 2,400,000
Legacy Dole
Real Estate [Line Items]
Held-for-sale assets acquired		14,700,000
Number of assets acquired considered held-for-sale | vessel				2
Properties in Europe
Real Estate [Line Items]
Number of held-for-sale assets sold | property	2
Assets held-for-sale	$ 2,800,000
Gains (losses) from sale of assets held-for-sale	$ 7,800,000
Properties in North Carolina
Real Estate [Line Items]
Number of held-for-sale assets sold | property	1
Assets held-for-sale	$ 300,000
Properties in Latin America
Real Estate [Line Items]
Number of held-for-sale assets sold | property	1
Assets held-for-sale	$ 200,000	4,100,000	4,100,000	$ 4,100,000
Properties in Latin America | Fresh Fruit
Real Estate [Line Items]
Assets held-for-sale	$ 100,000
Company-owned Plane
Real Estate [Line Items]
Assets held-for-sale		7,200,000	7,200,000	7,200,000
Vessels
Real Estate [Line Items]
Assets held-for-sale		8,800,000	8,800,000	8,800,000
Ranch in North America
Real Estate [Line Items]
Assets held-for-sale		$ 1,600,000	$ 1,600,000	$ 1,600,000